Subordinated liabilities - Redemption (Details) £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£) £ / shares	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£) £ / shares
Subordinated liabilities
Redemption of subordinated liabilities	£ 2,258	£ 5,747	£ 3,606
Issue of subordinated liabilities	0	0
Royal Bank of Scotland Group plc
Subordinated liabilities
Redemption of subordinated liabilities	267	1,306
Royal Bank of Scotland Group US$350 million 4.70% dated notes 2018
Subordinated liabilities
Notional amount | $							$ 350						$ 350
Interest rate				4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Redemption of subordinated liabilities	267
Royal Bank of Scotland Group 200 million 7.387% Series 1 non-cumulative convertible 0.01 preference shares (partial redemption)
Subordinated liabilities
Notional amount									£ 200						£ 200
Interest rate				7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%	7.387%
Par value | £ / shares									£ 0.01						£ 0.01
Redemption of subordinated liabilities		15
Royal Bank of Scotland Group US$1,000 million 9.118% Series 1 non-cumulative convertible preference shares of US$0.01 (partial redemption)
Subordinated liabilities
Notional amount | $							$ 1,000						$ 1,000
Interest rate				9.118%	9.118%	9.118%	9.118%	9.118%	9.118%	9.118%	9.118%	9.118%	9.118%	9.118%	9.118%
Par value | $ / shares							$ 0.01						$ 0.01
Redemption of subordinated liabilities		48
Royal Bank of Scotland Group US$156 million 7.65% Series F non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $							$ 156						$ 156
Interest rate				7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%	7.65%
Redemption of subordinated liabilities		120
Royal Bank of Scotland Group US$242 million 7.25% Series H non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $							$ 242						$ 242
Interest rate				7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%	7.25%
Redemption of subordinated liabilities		186
Royal Bank of Scotland Group US$751 million 5.75% Series L non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $							$ 751						$ 751
Interest rate				5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Redemption of subordinated liabilities		577
Royal Bank of Scotland Group US$750 million 6.8% dated notes 2042 (partial redemption)
Subordinated liabilities
Notional amount | $							$ 750						$ 750
Interest rate				6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%
Redemption of subordinated liabilities		360
NatWest Markets Plc
Subordinated liabilities
Redemption of subordinated liabilities	1,846	3,903
Natwest Markets Plc 2,000 million 6.934% dated notes 2018
Subordinated liabilities
Notional amount | €								€ 2,000						€ 2,000
Interest rate				6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%	6.934%
Redemption of subordinated liabilities	1,743
Natwest Markets Plc 103 million 9.5% undated subordinated bonds 2018 (callable August 2018)
Subordinated liabilities
Notional amount									£ 103						£ 103
Interest rate				9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Redemption of subordinated liabilities	£ 103
NatWest Markets Plc 750 million 4.35% subordinated notes 2017
Subordinated liabilities
Notional amount | €								€ 750						€ 750
Interest rate				4.35%	4.35%	4.35%	4.35%	4.35%	4.35%
Redemption of subordinated liabilities		645
NatWest Markets Plc CHF124 million 9.375% subordinated notes 2022
Subordinated liabilities
Notional amount | SFr				SFr 124						SFr 124
Interest rate				9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%	9.375%
Redemption of subordinated liabilities		101
NatWest Markets Plc CAD420 million 10.50% subordinated notes 2022
Subordinated liabilities
Notional amount | $						$ 420						$ 420
Interest rate				10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Redemption of subordinated liabilities		255
NatWest Markets Plc 564 million 10.50% subordinated notes 2022
Subordinated liabilities
Notional amount									£ 564						£ 564
Interest rate				10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%	10.50%
Redemption of subordinated liabilities		489
NatWest Markets Plc AU$880 million 13.125% subordinated notes 2022
Subordinated liabilities
Notional amount | $					$ 880						$ 880
Interest rate				13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%	13.125%
Redemption of subordinated liabilities		548
NatWest Markets Plc US$2,132 million 9.50% subordinated notes 2022
Subordinated liabilities
Notional amount | $							$ 2,132						$ 2,132
Interest rate				9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Redemption of subordinated liabilities		1,724
NatWest Markets Plc 100 million floating rate subordinated notes 2017
Subordinated liabilities
Notional amount | €								€ 100						€ 100
Redemption of subordinated liabilities		90
NatWest Markets Plc 51 million 2.35% + 5 year UK Gilts yield undated subordinated notes (callable December 2012)
Subordinated liabilities
Notional amount									£ 51						£ 51
Interest rate				2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%	2.35%
Redemption of subordinated liabilities		£ 51
Debt term (in years)	5 years	5 years
NatWest Plc
Subordinated liabilities
Redemption of subordinated liabilities		£ 178
NatWest US$ 300 million 8.6250% non-cumulative preference shares (callable)
Subordinated liabilities
Notional amount | $							$ 300						$ 300
Interest rate				8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%	8.625%
Redemption of subordinated liabilities		178
NWM S NV and subsidiaries
Subordinated liabilities
Redemption of subordinated liabilities	£ 143	326
NWM N.V. and subsidiaries US$500 million 4.65% dated notes 2018
Subordinated liabilities
Notional amount | $							$ 500						$ 500
Interest rate				4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%	4.65%
Redemption of subordinated liabilities	141
NWM N.V. and subsidiaries US$16 million floating rate notes 2019 (partial redemption)
Subordinated liabilities
Notional amount | $							$ 16						$ 16
Redemption of subordinated liabilities	£ 2
NWM N.V. and subsidiaries Euro 15 million floating rate notes 2022 (partial redemption)
Subordinated liabilities
Notional amount | €								€ 15						€ 15
Redemption of subordinated liabilities		2
NWM N.V. and subsidiaries Euro 250 million 4.70% notes 2019 (partial redemption)
Subordinated liabilities
Notional amount | €								€ 250						€ 250
Interest rate				4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Redemption of subordinated liabilities		80
NWM N.V. and subsidiaries US$ 500 million 4.65% notes 2018 (partial redemption)
Subordinated liabilities
Notional amount | $							$ 500						$ 500
Interest rate				4.65%	4.65%	4.65%	4.65%	4.65%	4.65%
Redemption of subordinated liabilities		244
NatWest Holdings Limited
Subordinated liabilities
Redemption of subordinated liabilities		15
NatWest Holdings Limited Pound Sterling 20 million 11.75% perpetual Tier 2 capital (partial redemption)
Subordinated liabilities
Notional amount									£ 20						£ 20
Interest rate				11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%	11.75%
Redemption of subordinated liabilities		9
NatWest Holdings Limited Euro 38 million 11.375% perpetual Tier 2 capital (partial redemption)
Subordinated liabilities
Notional amount | €								€ 38
Interest rate				11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%	11.375%
Redemption of subordinated liabilities		£ 6